Property and equipment, net - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jan. 29, 2021
Property, Plant and Equipment [Abstract]
Compensation received for transfer of long-lived assets		€ 7.5
Gain on sale of fixed assets	€ 0.1